Intangibles Assets - Summary of the amount by which these two assumptions would need to change individually for the estimated recoverable amount to be equal to the carrying amount (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
After tax discount rate [Member] | Radioncologia S A C Radioncologia [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	27.2	25.1	16.5
After tax discount rate [Member] | Laboratorio Cantella S A C Cantella [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	78.2	92	115.1
After tax discount rate [Member] | R R Patologos Asociados S A C RR [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	61.5	23.9	68.1
After tax discount rate [Member] | Servimedicos S A C Servimedicos [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	10.2	20	29.8
After tax discount rate [Member] | Clinica Bellavista S.A.C. (Bellavista) [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	15.3	27.5	12.6
After tax discount rate [Member] | Patologia Oncologica S A C [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	9.4	32.6	66.8
After tax discount rate [Member] | Oncogenomics S.A.C. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	9.7	31.8	19.7
After tax discount rate [Member] | Promotora Medica Las Americas S A [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	12.9	13.02
After tax discount rate [Member] | Instituto de Cancerologia S A [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	21.3	32.02	29.3
After tax discount rate [Member] | Laboratorio Medico Las Americas Ltda. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount			27.1
After tax discount rate [Member] | Oncomedica S.A [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	14.7	15.6	12.7
After tax discount rate [Member] | Hospital y Clinica OCA SA de CV [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	15.7	16.4	15.5
After tax discount rate [Member] | Dentegra Seguros Dentales, S.A. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	19.42	25.56
Terminal value growth rate [Member] | Radioncologia S A C Radioncologia [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(342.7)		(14.3)
Terminal value growth rate [Member] | R R Patologos Asociados S A C RR [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(470.4)
Terminal value growth rate [Member] | Servimedicos S A C Servimedicos [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(41.9)
Terminal value growth rate [Member] | Clinica Bellavista S.A.C. (Bellavista) [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(9.3)		(3.3)
Terminal value growth rate [Member] | Patologia Oncologica S A C [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	1.3
Terminal value growth rate [Member] | Oncogenomics S.A.C. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.5		(27.9)
Terminal value growth rate [Member] | Promotora Medica Las Americas S A [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	3.6	4.97
Terminal value growth rate [Member] | Instituto de Cancerologia S A [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(30.1)	(115.57)	(131.4)
Terminal value growth rate [Member] | Laboratorio Medico Las Americas Ltda. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount			(141)
Terminal value growth rate [Member] | Oncomedica S.A [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.2	1.15	0.9
Terminal value growth rate [Member] | Hospital y Clinica OCA SA de CV [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(4.1)	(6.56)	(0.8)
Terminal value growth rate [Member] | Dentegra Seguros Dentales, S.A. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(13.3)	(45.64)